1933 Act File No. 33-89754
                                                      1940 Act File No. 811-8992

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  13  ......................        X
                                 -----                            ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   14   ...................................        X
                  -------                                         ---

                             FUNDMANAGER PORTFOLIOS
               (Exact Name of Registrant as Specified in Charter)

                 One Beacon Street, Boston, Massachusetts 02108
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
 X__ on DECEMBER 25, 1998_ pursuant to paragraph (b)(1)(iii)
   60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[X ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

John J. Danello                           Edward T. O'Dell, P.C
Freedom Capital Management Corporation    Goodwin, Procter & Hoar
One Beacon Street                         One Exchange Place
Boston, Massachusetts 02108               Boston, Massachusetts 02109


PART C      OTHER INFORMATION

ITEM 23.    EXHIBITS

      (a)   (i)   Conformed copy of the Master Trust Agreement of the
                  Registrant; (4)
            (ii)  Conformed copy of the Amendment No. 1 to Master Trust
                  Agreement; (4)
            (iii) Conformed copy of the Amendment No. 2 to Master Trust
                  Agreement; (11)
            (iv)  Conformed copy of the Amendment No. 3 to Master Trust
                  Agreement; (11)
      (b) Copy of By-Laws of the Registrant; (4) (c) Not Applicable
      (d)   (i)   Conformed copy of the new Master Investment Advisory
                  Contract and Investment Advisory Contract Supplement
                  for Aggressive Growth Portfolio, Growth Portfolio,
                  Growth with Income Portfolio, Bond Portfolio, Managed
                  Total Return Portfolio; (11)
            (ii)  Conformed copy of the Investment Advisory Contract Supplement for the International Portfolio; (15)
            (iii) Conformed copy of Master Investment Advisory Contract dated 5/20/98 between FundManager Portfolios and
                  Freedom Capital Management Corporation; (16)
      (e)   (i)   Conformed copy of the Distributors Contract between
                  Edgewood Services Company and FundManager
                  Portfolios; (11)
            (ii)  Conformed copy of the Master Distributors Contract
                  between Tucker Anthony Incorporated and FundManager
                  Portfolios; (11)
            (iii) Conformed copy of the Master Distributors Contract
                  between Sutro & Co. Incorporated and FundManager
                  Portfolios; (11)
            (iv)  Conformed copy of the Master Distributors Contract between
                  Freedom Distributors Corporation and FundManager
                  Portfolios; (11)
            (v)   Form of Mutual Funds Sales and Service Agreement; (14) (vi)
                  Conformed copy of Exhibit B to the Distributor's
                  Contract between FundManager Portfolios and Edgewood
                  Services, Inc. with respect to the Financial Adviser
                  Class and the No-Load Class of the International
                  Portfolio; (15)
      -----------------------------------

+ All exhibits have been filed electronically.

(4) Incorporated by reference to Post-Effective Amendment No.2 to the Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(14) Incorporated by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement as filed with the Commission on December 29, 1997. (File Nos. 33-89754 and 811-8992)

(15) Incorporated by reference to Post-Effective Amendment No.11 to the Registrant's Registration Statement as filed with the Commission on January 28, 1998. (File Nos. 33-89754 and 811-8992)

(16) Incorporated by reference to Post-Effective Amendment No.12 to the Registrant's Registration Statement as filed with the Commission on October 1, 1998. (File Nos. 33-89754 and 811-8992)

            (vii) Conformed copy of the Distribution Contract Supplement between
                  FundManager Portfolios and Freedom Distributors with respect to the International Portfolio; (15)

      (f)   Not Applicable

            (viii) Conformed copy of Master Distribution Contract dated 5/20/98 between FundManager Portfolios and Freedom Distributors Corporation; (16)
           (viv)  Conformed copy of Master Distribution Contract dated
                  5/20/98 between FundManager Portfolios and Tucker
                  Anthony Incorporated; (16)
             (x)  Conformed copy of Master Distribution Contract dated
                  5/20/98 between FundManager Portfolios and Sutro & Co.
                  Incorporated; (16)
      (g)   Conformed copy of Custodian Agreement between FundManager
            Portfolios and Investors Bank & Trust Company; (11)
            (i)   Domestic Custody and Accounting Fee Schedule; (12)
            (ii)  Conformed copy of Custodian Contract between
                  FundManager Portfolios and State Street Bank and
                  Trust Company; (13)
            (iii) Conformed copy of Amendment No. 1 to Custodian
                  Contract; (16)
      (h) (i) Conformed copy of the Administrative Services Agreement between FundManager Portfolios and Federated Administrative Services; (11)
            (ii) Conformed copy of the Transfer Agency and Service Agreement between FundManager Portfolios and Investors Bank & Trust Company; (11)
            (iii) Conformed copy of Agreement for Transfer Agency
                  Services between FundManager Portfolios and Federated
                  Shareholder Services Company; (13)
            (iv)  Conformed copy of Amendment #1 to Schedule A to Administrative
                  Services Agreement between FundManager Portfolios and
                  Federated Administrative Services; (15)
      (i) Opinion and Consent of counsel; (2) (j) Conformed copy of Consent of Independent Auditors; (15) (k) Not Applicable (l) Not Applicable
      (m)   (i)   Amended and Restated Master Distribution Plan and
                  Supplements for the Financial Adviser Class of shares; (3)
            (ii)  Amended and Restated Master Distribution Plan and
                  Supplements for the Financial Adviser Class of
                  shares; (13)
            (iii) Conformed copy of the Amended and Restated
                  Distribution Plan Supplement for the Financial
                  Adviser Class of International Portfolio; (15)
      -----------------------------------

+ All exhibits have been filed electronically.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3) Incorporated by reference to Post-Effective Amendment No.1 to the Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(12) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the Commission on October 21, 1997. (File Nos. 33-89754 and 811-8992)

(13) Incorporated by reference to Post-Effective Amendment No.8 to the Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

(15) Incorporated by reference to Post-Effective Amendment No.11 to the Registrant's Registration Statement as filed with the Commission on January 28, 1998. (File Nos. 33-89754 and 811-8992)

      (n)   Copy of Financial Data Schedules; (15)
      (o)   (i)   Multiple Class Expense Allocation Plan; (3)
            (ii)  Amended Multiple Class Expense Allocation Plan; (13)
            (iii) Addendum #1 to the Multiple Class Expense
                  Allocation Plan; (15)
      (p) Conformed copy of Powers of Attorney of Trustees and Officers of Registrant; (11)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

         Not Applicable

ITEM 25. INDEMNIFICATION; (4)

-----------------------------------

+ All exhibits have been filed electronically.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement as filed with the Commission on May 3, 1995. (File Nos. 33-89754 and 811-8992)

(3) Incorporated by reference to Post-Effective Amendment No.1 to the Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(4) Incorporated by reference to Post-Effective Amendment No.2 to the Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)

(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

(13) Incorporated by reference to Post-Effective Amendment No.8 to the Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

(15) Incorporated by reference to Post-Effective Amendment No.11 to the Registrant's Registration Statement as filed with the Commission on January 28, 1998. (File Nos. 33-89754 and 811-8992)

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

      For a description of the other business of the investment adviser, see the section entitled "Who Manages The Trust" in Part A.

The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           President and Chief Executive Officer of
                            Freedom Securities Corporation; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Director of Freedom Capital

Dexter A. Dodge             Chairman, C.E.O. and Director of Freedom Capital;
                            Chairman of the Board of Trustees of the
FundManager       ......    Portfolios; Vice President of Freedom Distributors
                            Corporation

William C. Dennis           Chief Financial Officer of Freedom
                            Securities Corporation;  Director of Freedom Capital

John J. Danello             Chief Operating Officer, Managing Director, Clerk
                            and General Counsel of Freedom Capital; Executive
                            Vice President, President and Director of
Freedom           ......    Distributors Corporation; President of the
                            FundManager Portfolios


Michael M. Spencer          Senior Vice President and Director of Freedom
                            Capital; Portfolio Manager at Shawmut Investment
                            Advisers


Michael D. Hirsch           Chief Investment Officer, FundManager Division of
                            the Adviser since February 1995; Vice President
and               ......    Executive Vice Chairman and Managing Director,
                            Portfolio Manager of M.D. Hirsch Division
of Republic Asset ......    Management Corporation from June 1993 to February
                            1994

ITEM 27.    PRINCIPAL UNDERWRITERS:

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
                 Deutsche Portfolios, Deutsche Funds, Inc., Excelsior Funds, Excelsior Funds, Inc., (formerly, UST Master Funds, Inc.), Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), FTI Funds, FundManager Portfolios, Great Plains Funds, Marketvest Funds, Marketvest Funds, Inc., Old Westbury Funds, Inc., Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH REGISTRANT
Lawrence Caracciolo           Director, President,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ronald M. Petnuch             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Schmitt             Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas P. Sholes              Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Ernest L. Linane              Assistant Vice President,           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

S. Elliott Cohan              Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Thomas J. Ward                Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

Kenneth W. Pegher, Jr.        Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-5829

(ai) Freedom Distributors Corp., a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (bi)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH DISTRIBUTOR         WITH REGISTRANT

John J. Danello                 President and Director       Executive Vice
One Beacon Street               of Freedom Distributors      President of the
Boston, MA 02108                Corp.                        Registrant.

Michael G. Ferry                Treasurer of Freedom              --
One Beacon Street               Distributors Corp.
Boston, MA 02108

Dexter A. Dodge                 Director of Freedom          Trustee, Chairman
One Beacon Street               Distributors Corp.           and Chief
Boston, MA 02108                                             Executive Officer
                                                             of the Registrant.

Maureen M. Renzi                Vice President and Clerk     Assistant
One Beacon Street               of Freedom Distributors      Secretary of the
Boston, MA 02108                Corp.                        Registrant.


(aii) Tucker Anthony Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (bii)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH DISTRIBUTOR         WITH REGISTRANT

John H. Goldsmith               Chairman, Chief Executive         --
One World Financial Center      Officer and Director of
New York, NY 10281              Tucker Anthony Incorporated.

Robert H. Yevich                President and Director of         --
One World Financial Center      Tucker Anthony Incorporated.
New York, NY 10281

Marc Menchel                    Executive Vice President,         --
One World Financial Center      Secretary and Clerk of
New York, NY 10281              Tucker Anthony Incorporated.

John Mullin                     Treasurer and Chief Financial     --
One World Financial Center      Officer of Tucker Anthony
New York, NY 10281              Incorporated.

(aiii) Sutro & Co. Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (biii)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 BUSINESS ADDRESS                  WITH DISTRIBUTOR         WITH REGISTRANT

John F. Luikart                 President and Chief Executive     --
201 California Street           Officer of Sutro & Co.
San Francisco, CA 94111         Incorporated.

Mary Jane Delaney               Executive Vice President          --
201 California Street           and General Counsel of
San Francisco, CA 94111         Sutro & Co. Incorporated.

John H. Goldsmith               Chairman of Sutro & Co.           --
One Beacon Street               Incorporated.
Boston, MA 02108

John W. Eisele                  Executive Vice President of       --
201 California Street           Sutro & Co. Incorporated.
San Francisco, CA 94111

Thomas R. Weinberger            Executive Vice President of       --
11150 Santa Monica Blvd.        Sutro & Co. Incorporated.
Suite 1500
Los Angeles, CA 90025

Ray Minehan                    Executive Vice President of
201 California Street          Sutro & Co. Incorporated
San Francisco, CA 94111

Jerry Phillips                 Executive Vice President of
201 California Street          Sutro & Co. Incorporated
San Francisco, CA 94111

(c) Not Applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder will be maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, Pennsylvania 15222-3779
                                          (Notices should be sent to the
                                          Agent for Service at above
                                          address.)

                                          One Beacon Street
                                          Boston, Massachusetts 02018

Freedom Capital Management Corporation    One Beacon Street
("Adviser")                               Boston Massachusetts 02108.

Federated Administrative Services         Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, Massachusetts 02266-8600
Disbursing Agent and Shareholder
Servicing Agent")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian and Portfolio                 Boston, Massachusetts 02266-8600
Accountant")


ITEM 29. MANAGEMENT SERVICES:
            Not applicable.

ITEM 30. UNDERTAKINGS

     Registrant hereby undertakes to comply with Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, FUNDMANAGER PORTFOLIOS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 25th day of November, 1998.

                             FUNDMANAGER PORTFOLIOS

                       By: /s/ Victor R. Siclari
                       Victor R. Siclari, Secretary
                       November 25, 1998

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                          TITLE                   DATE

By:   /s/ Victor R. Siclari   Attorney in Fact        November 25, 1998
      Victor R. Siclari       For the Persons
      SECRETARY               Listed Below


/s/Dexter A. Dodge*           Chairman and Trustee
Dexter A. Dodge               (Chief Executive Officer)

/s/Charles B. Lipson*         President
Charles B. Lipson             (Principal Executive Officer)

/s/Judith J. Mackin*          Treasurer
Judith J. Mackin              (Principal Financial and
                               Accounting Officer)

/s/Ernest T. Kendall*         Trustee
Ernst T. Kendall

/s/Richard B. Osterberg*      Trustee
Richard B. Osterberg

/s/John R. Haack*             Trustee
John R. Haack


* By Power of Attorney